Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Intangible Assets
The change in intangible assets is broken down as follows, per class of assets:

(€’000)	Goodwill	In-process research and development	Development costs	Patents, licenses, trademarks	Software	Total
Capitalized costs
At January 1, 2020	883	33 678	1 084	12 903	179	48 726
Additions	—	—	—	168	1	169
Currency translation adjustments	—	—	—	—	—	—
Divestiture	—	—	—	—	—	—
Transfer	—	—	—	—	100	100
At December 31, 2020	883	33 678	1 084	13 071	279	48 995
Additions	—	—	—	214	—	214
Currency translation adjustments	—	—	—	—	—	—
Divestiture	—	—	—	—	(16)	(16)
Transfer	—	—	—	—	—	—

At December 31, 2021	883	33 678	1 084	13 285	263	49 193

Accumulated amortization
At January 1, 2020	—	—	(477)	(11 938)	(112)	(12 527)
Amortization charge	—	—	(66)	(114)	(16)	(197)
Divestiture	—	—	—	—	—	—
Transfer	—	—	—	—	(100)	(100)
At December 31, 2020	—	—	(543)	(12 052)	(229)	(12 824)
Amortization charge	—	—	(67)	(134)	(16)	(217)
Divestiture	—	—	—	—	16	16
Currency translation adjustments	—	—	—	—	—	—
Transfer	—	—	—	—	—	—

At December 31, 2021	—	—	(610)	(12 186)	(229)	(13 025)

Net book value
Capitalized costs	883	33 678	1 084	13 071	279	48 995
Accumulated amortization	—	—	(543)	(12 052)	(229)	(12 824)

At December 31, 2020	883	33 678	540	1 019	51	36 171

Capitalized costs	883	33 678	1 084	13 285	263	49 193
Accumulated amortization	—	—	(610)	(12 186)	(229)	(13 025)

At December 31, 2021	883	33 678	474	1 099	34	36 168

Summary of Probabilities of Success for Products
•	Probabilities of Success as of December 31, 2021:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	50%	28%	60%	90%	7.5%
CYAD-101	100%	49%	23%	43%	93%	4.6%
CYAD-211	100%	50%	28%	60%	90%	7.5%

•	Probabilities of Success as of December 31, 2020:

PoS	Phase I	Phase I to Phase II	Phase II to Phase III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-02	100%	62%	29%	53%	86%	8.1%
CYAD-101	100%	64%	23%	34%	80%	4.0%
CYAD-211	100%	62%	29%	53%	86%	8.1%

Summary of Sensitivity Analyses of Recoverable Amount of CGU
The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. The following table presents the sensitivity analyses of the recoverable amount of the CGU associated to the immuno-oncology operations:

Sensitivity analysis		Discount rate (WACC)
	Impact on model value	13.4%	14.0%	14.7%
	95.0%	-9%	-18%	-26%
Projected Revenue	97.5%	-2%	-14%	-22%
	100.0%	Model Reference	-10%	-19%